Note 17 - Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Accrued liabilities not currently deductible	$ 11,483	$ 9,060
Accumulated net operating losses	11,081	13,868
Research and development and other tax credits and expenses	911	1,580
Total deferred income tax assets	23,475	24,508
Difference between tax and accounting basis of intangible assets	(23,974)	(12,976)
Difference between tax and accounting basis of property and equipment	(909)	(6,933)
Other timing differences	(574)	(267)
Total deferred income tax liabilities	(25,457)	(20,176)
Net deferred income taxes	(1,982)	4,332
Valuation allowance	(9,927)	(11,257)
Net deferred income taxes, net of valuation allowance	$ (11,909)	$ (6,925)